Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended
	Jun. 30, 2013 BusinessDivision portfolio	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Loans
Number of portfolio segments	2
Number of Business Divisions	2
Gross loans	247,176	249,995	243,204	240,163
of which held at amortized cost	227,606	227,343	223,204	219,648
of which held at fair value	19,570	22,652	20,000	20,515
Net (unearned income)/deferred expenses	(90)	(84)	(59)	(71)
allowance for loan losses	(900)	(916)	(922)	(928)	(908)	(910)
Net loans	246,186	248,995	242,223	239,164
Impaired loan portfolio
Non-performing loans	904	929	859	921
Non-interest-earning loans	305	324	313	298
Total non-performing and non-interest-earning loans	1,209	1,253	1,172	1,219
Restructured loans	20	20	30	36
Potential problem loans	444	508	527	519
Total other impaired loans	464	528	557	555
Gross impaired loans	1,673	1,781	1,729	1,774
Foreign
Loans
Gross loans	96,366	98,633	91,978	91,121
Switzerland
Loans
Gross loans	150,810	151,362	151,226	149,042
Corporate and institutional
Loans
Gross loans	115,890	120,580	117,068	116,088
of which held at amortized cost	96,330	97,938	97,080	95,584
allowance for loan losses	(618)	(631)	(634)	(624)	(613)	(621)
Impaired loan portfolio
Non-performing loans	439		372
Non-interest-earning loans	209		213
Total non-performing and non-interest-earning loans	648		585
Restructured loans	20		30
Potential problem loans	398		453
Total other impaired loans	418		483
Gross impaired loans	1,066		1,068
Real estate.
Loans
Gross loans	26,971	26,561	26,725	26,116
of which held at amortized cost	26,403		26,380
Impaired loan portfolio
Non-performing loans	83		46
Non-interest-earning loans	7		5
Total non-performing and non-interest-earning loans	90		51
Restructured loans	0		0
Potential problem loans	11		15
Total other impaired loans	11		15
Gross impaired loans	101		66
Commercial and industrial loans
Loans
Gross loans	63,348	64,833	62,709	61,813
of which held at amortized cost	52,259		51,740
Impaired loan portfolio
Non-performing loans	259		268
Non-interest-earning loans	166		170
Total non-performing and non-interest-earning loans	425		438
Restructured loans	20		30
Potential problem loans	386		373
Total other impaired loans	406		403
Gross impaired loans	831		841
Financial institutions
Loans
Gross loans	22,316	24,544	24,905	25,256
of which held at amortized cost	16,153		17,441
Impaired loan portfolio
Non-performing loans	97		58
Non-interest-earning loans	36		38
Total non-performing and non-interest-earning loans	133		96
Restructured loans	0		0
Potential problem loans	1		65
Total other impaired loans	1		65
Gross impaired loans	134		161
Governments and public institutions
Loans
Gross loans	3,255	4,642	2,729	2,903
of which held at amortized cost	1,515		1,519
Consumer
Loans
Gross loans	131,286	129,415	126,136	124,075
of which held at amortized cost	131,276	129,405	126,124	124,064
allowance for loan losses	(282)	(285)	(288)	(304)	(295)	(289)
Impaired loan portfolio
Non-performing loans	465		487
Non-interest-earning loans	96		100
Total non-performing and non-interest-earning loans	561		587
Restructured loans	0		0
Potential problem loans	46		74
Total other impaired loans	46		74
Gross impaired loans	607		661
Mortgages
Loans
Gross loans	93,602	92,703	91,872	90,618
of which held at amortized cost	93,602		91,872
Impaired loan portfolio
Non-performing loans	177		154
Non-interest-earning loans	13		16
Total non-performing and non-interest-earning loans	190		170
Restructured loans	0		0
Potential problem loans	44		69
Total other impaired loans	44		69
Gross impaired loans	234		239
Loans collateralized by securities
Loans
Gross loans	30,316	29,251	27,363	26,281
of which held at amortized cost	30,316		27,363
Impaired loan portfolio
Non-performing loans	21		18
Non-interest-earning loans	76		74
Total non-performing and non-interest-earning loans	97		92
Restructured loans	0		0
Potential problem loans	1		3
Total other impaired loans	1		3
Gross impaired loans	98		95
Consumer finance
Loans
Gross loans	7,368	7,461	6,901	7,176
of which held at amortized cost	7,358		6,889
Impaired loan portfolio
Non-performing loans	267		315
Non-interest-earning loans	7		10
Total non-performing and non-interest-earning loans	274		325
Restructured loans	0		0
Potential problem loans	1		2
Total other impaired loans	1		2
Gross impaired loans	275		327